Fair Value Measurements - Summary of fair value of the derivative warrant liabilities (Detail) - Warrants [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at January 1, 2021	$ 13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	1,058,630
Derivative warrant liabilities at March 31, 2021	$ 7,240,850